UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
REVENUES:
Total revenues	$ 41,145	$ 38,846
EXPENSES:
Voyage expenses	804	875
Operating lease expenses	5,378	5,378
Other vessel operating expenses	9,624	9,705
Vessel depreciation	7,175	6,114
Management fees-related parties (Note 5)	1,092	1,030
Gain on sale of vessels	0	(78)
General and administrative expenses	799	691
Operating income	16,273	15,131
OTHER INCOME (EXPENSES):
Interest and finance costs	(10,528)	(6,927)
Interest income	58	0
Equity gains/(losses) in unconsolidated joint ventures	(29)	401
Total other expenses, net	(10,499)	(6,526)
Net income	5,774	8,605
Comprehensive income	5,774	8,605
Less: Deemed dividend equivalents on Series F Shares related to redemption value	0	(14,400)
Less: Dividends of preferred shares (Note 5 and 12)	(3,485)	(7,322)
Net (loss)/income attributable to common shareholders, basic	2,289	(13,117)
Comprehensive income attributable to common shareholders	$ 2,289	$ (13,117)
(Loss)/Earnings per common share, basic (in dollars per share)	$ 0.13	$ (6.15)
(Loss)/Earnings per common share, diluted (in dollars per share)	$ 0.1	$ (6.15)
Weighted average common shares outstanding, basic (in shares)	17,793,072	2,132,179
Weighted average common shares outstanding, diluted (in shares)	33,079,436	2,132,179
Nonrelated Party [Member]
REVENUES:
Time charter revenues	$ 36,710	$ 36,060
Related Party [Member]
REVENUES:
Time charter revenues	$ 4,435	$ 2,786